Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Number of Reportable Segments	1	1
Cash Reserve Deposit Required and Made Federal Reserve Banks		$ 329	$ 304
Bank Owned Life Insurance		19,776	19,728
Cash Surrender Value of Life Insurance	$ 9,538	9,335	$ 9,065
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect
Retained Earnings [Member]
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect		(14)
AOCI Attributable to Parent [Member]
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect		$ 14
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life		3 years
Building [Member]
Property, Plant and Equipment, Useful Life		39 years 182 days